Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 28, 2021	Jan. 31, 2021
Subsequent Events (Details) [Line Items]
Options granted		338,929
Average exercise price (in Dollars per share)		$ 48.59
Issuance and allotment shares	3,091,635
Additional shares	845,044
Administrative and regulatory fees (in Dollars)	$ 818